Acquisitions/Divestitures - 2017 Purchase Price Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2016
Acquisitions
Goodwill	$ 36,788	$ 36,265	$ 36,199
2017 Acquisitions
Acquisitions
Current assets	18
Fixed assets/noncurrent assets	69
Goodwill	16
Total assets acquired	177
Current liabilities	(9)
Noncurrent liabilities	(34)
Total liabilities assumed	(43)
Total purchase price	$ 134
Acquired intangible asset, weighted average useful life	6 years 7 months 6 days
2017 Acquisitions | Completed technology
Acquisitions
Intangible assets	$ 9
Acquired intangible asset, weighted average useful life	5 years
2017 Acquisitions | Client relationships
Acquisitions
Intangible assets	$ 64
2017 Acquisitions | Client relationships | Minimum
Acquisitions
Acquired intangible asset, weighted average useful life	5 years
2017 Acquisitions | Client relationships | Maximum
Acquisitions
Acquired intangible asset, weighted average useful life	7 years
2017 Acquisitions | Patents/trademarks
Acquisitions
Intangible assets	$ 1
2017 Acquisitions | Patents/trademarks | Minimum
Acquisitions
Acquired intangible asset, weighted average useful life	1 year
2017 Acquisitions | Patents/trademarks | Maximum
Acquisitions
Acquired intangible asset, weighted average useful life	5 years